Material accounting policies	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Material accounting policies

3.	Material accounting policies

Basis of consolidation

These consolidated financial statements include all subsidiaries of the Company. Subsidiaries are entities over which the Company is able, directly or indirectly, to control financial and operating policies, which is the authority usually connected with holding majority voting rights. Subsidiaries are fully consolidated from the date on which control is acquired by the Company until the date when such control ceases. All significant inter-company balances and transactions have been eliminated upon consolidation.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

The material subsidiaries of the Company as at December 31, 2025 are as follows:

Subsidiary	Location	Ownership interest	Operations and development projects owned
Woulfe Mining Corp. (“Woulfe”)	Canada	100%	AKTC
Almonty Korean Tungsten Corporation (“AKTC”)	Korea	100%	Sangdong Mine
Beralt Tin and Wolfram Portugal SA (“BTW”)	Portugal	100%	Panasqueira Mine
Daytal Resources Spain S.L. (“Daytal”)	Spain	100%	Los Santos Mine
Valtreixal Resources Spain S.L. (“VRS”)	Spain	100%	Valtreixal Project
U.S. Tungsten Inc. (“UST”)	U.S.A.	100%	Gentung-Browns Lake Project
Apex Garnet Inc. (“Apex”)	U.S.A.	100%	Gentung-Browns Lake Project

The acquisition method of accounting is used to account for business acquisitions. The cost of an acquisition is measured at the fair value of the assets acquired, equity instruments issued and liabilities incurred or assumed at the date of the exchange. Acquisitions of assets that do not meet the definition of a business are accounting for as asset acquisitions. In such cases, the total consideration transferred, including directly attributable transaction costs, are allocated to the identifiable assets acquired and liabilities assumed on a relative fair value basis at the acquisition date and no goodwill is recognized.

Economic dependence

BTW participates in the global tungsten business. Currently, the majority of the output of Almonty’s operations is sold to two customers (2024 – two), one of which is a shareholder of the Company. There is no guarantee that Almonty would be able to find an alternative customer or customers on market terms to replace this revenue.

Foreign currency translation

(a) Functional and presentation currency

Items included in the financial statements of each of Almonty’s subsidiaries are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in Canadian dollars, which is the Company’s functional and presentation currency. Daytal, BTW and VRS’s functional currency is the Euro (“€”), AKTC’s functional currency is the Korean Won (“KRW”), UTC and Apex’s functional currency is the US dollar (“US$”). Woulfe’s functional currency is the Canadian dollar.

(b) Transactions and balances

Transactions denominated in a currency other than the functional currency of Almonty or its respective subsidiaries, including revenues of BTW which are denominated in US$, are translated into their respective functional currencies using the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate in effect at the reporting date. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the historical exchange rate. Exchange gains and losses are recognized in profit or loss in the period in which they arise.

For the purpose of presenting these consolidated financial statements, the assets and liabilities of the foreign operations are translated into Canadian dollars using exchange rates prevailing at the end of the reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuated significantly during that period, in which case the exchange rates at the dates of the transactions are used. Currency translation gains and losses arising from translation are recognized as a separate component of equity and as a foreign currency translation adjustment in other comprehensive income (loss).

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

Cash

Cash comprises cash at banks and on hand, and short-term deposits with a maturity of three months or less at the date of acquisition that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Inventories

Inventories are valued at the lower of cost and net realizable value. Net realizable value represents the estimated future sales price of the product based on prevailing metal prices at the reporting date, less estimated costs to complete production and bring the product to sale.

The cost of stores and fuel inventory is determined on a weighted average acquisition cost basis.

Cost of ore stockpiles is determined on a weighted average cost basis and includes the costs of mining the ore including the cost of stores and fuel inventory used in the mining process, direct labor, depreciation and amortization and an appropriate portion of variable and fixed overheads. Stockpiles are measured by estimating the number of tonnes added and removed from the stockpile, the amount of contained WO3 based on assay data, and the estimated recovery percentage based on the expected processing method. Stockpile tonnages are verified by periodic surveys.

Tungsten tri-oxide (“WO3) in concentrate (“WO3 Concentrate”) and WO3 in circuit are physically measured or estimated. Cost of WO3 Concentrate and WO3 in circuit is determined on a weighted average production cost basis and comprises cost of stock-piled ore processed, processing costs including the cost of stores and fuel inventory used, direct labor, and an appropriate portion of fixed and variable overhead costs, including depreciation and amortization, incurred in converting ore into finished concentrate.

Tailings inventory represents stockpiles of low-grade tailings that have been mined and processed and are available for reprocessing. As not all tailings inventory will be reprocessed within one year of the date of these consolidated financial statements, a portion of the carrying amount related to the tailings inventory has been classified as a non-current asset in the consolidated statements of financial position. The allocation of costs to WO3 Concentrate inventory and tailings inventory is determined based on the relative amounts of recoverable WO3 contained in the concentrate and tailings produced.

Mining assets

(a) Mineral property, plant and equipment:

Mineral property, plant and equipment are stated at cost, less accumulated depreciation and accumulated impairment losses.

The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of the rehabilitation obligation and, for qualifying assets, borrowing costs. The capitalization of certain mine construction costs ceases when a mine construction project moves into the production stage. When parts of mineral property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of mineral property, plant and equipment.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

The cost of replacing plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the item will flow to the Company and its cost can be measured reliably. The carrying amount of the replaced item is derecognized. The costs of the day-to-day servicing of plant and equipment are expensed.

Accumulated mine development costs and property plant and equipment that are directly related to the production of WO3 Concentrate and that has a useful life that is equal to or in excess of the estimated life-of-mine, are depreciated on a unit-of-production basis over the economically recoverable resources of the mine (“ROM”). The unit of account for the ROM costs are tonnes of ore whereas the unit of account for post-ROM costs are recoverable metric ton units (“MTUs”) of WO3. Rights and concessions are depleted on the unit-of-production basis over the total resources. The unit-of-production rate for the depreciation of mine development costs takes into account expenditures incurred to date.

Other plant and equipment such as mobile mine equipment is generally depreciated on a straight-line basis over their estimated useful lives of three to ten years. Leasehold improvements are amortized over the shorter of either the unexpired period of the lease or the estimated useful lives of the improvements.

(b) Exploration and evaluation assets

Exploration and evaluation costs relate to the initial search for a mineral deposit, the cost of acquisition of a mineral property interest or exploration rights and the subsequent evaluation to determine the economic potential of the mineral deposit. The exploration and evaluation stage commences when the Company obtains the legal right or license to begin exploration and subsequently exploration and evaluation expenses are capitalized as exploration and evaluation assets. Costs incurred prior to the Company obtaining the legal rights are expensed.

When the exploration and evaluation of a mineral property indicates that development of the mineral property is technically and commercially feasible, the future economic benefits are probable, and the Company has the intention and sufficient resources to complete the development and use or sell the asset, the related costs are first assessed for impairment and then transferred from exploration and evaluation assets to mineral property, plant and equipment.

Management reviews the carrying value of capitalized exploration costs for indicators that the carrying value is impaired in each reporting period. The review is based on the Company’s intentions for further exploration and development of the undeveloped property, results of drilling, commodity prices and other economic and geological factors. Subsequent recovery of the resulting carrying value depends on successful development or sale of the undeveloped project. If a property does not prove viable, all non-recoverable costs associated with the project, net of any previous impairment provisions, are written off.

(c) Deferred stripping expenditures

Pre-production costs of removing overburden to access ore in open pit mines and developing access headings in underground mines are capitalized as pre-production stripping or development costs respectively and are included within mineral property, plant and equipment.

Advanced stripping costs incurred during the production stage of operations are deferred as part of mining assets and amortized on a unit-of-production basis over the life of the related ore body components. Stripping costs are capitalized only if: (1) it is probable that the future economic benefit associated with the activity will flow to the Company; (2) the Company can estimate the mineral reserve of the ore body for which access has been improved; and (3) the costs relating to the activity associated with that mineral reserve can be measured reliably. Stripping costs are capitalized if the strip ratio in the reporting period exceeds the average life of mine strip ratio based on the ratio of the actual strip ratio for the period relative to the average life of mine strip ratio.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

Mine rehabilitation and restoration provisions

The Company records the present value of estimated costs of legal and constructive obligations related to mine rehabilitation and restoration in the period in which the obligation occurs. Mine rehabilitation and restoration activities include: facility decommissioning and dismantling; removal and treatment of waste materials; site and land rehabilitation, including compliance with and monitoring of environmental regulations; and related costs required to perform this work and/or operate equipment designed to reduce or eliminate environmental effects. The provision is adjusted each period for new disturbances, and changes in regulatory requirements, the estimated amount of future cash flows required to discharge the obligation, the timing of such cash flows and the pre-tax discount rate specific to the liability. The unwinding of the discount is recognized in profit or loss as interest expense.

When the provision is initially recognized, the corresponding cost is capitalized by increasing the carrying amount of the related asset, and is amortized to profit or loss on a unit-of-production basis. Changes to estimated future costs are recognized in the consolidated statement of financial position by either increasing or decreasing the rehabilitation asset and liability. Any reduction in the rehabilitation liability and therefore any deduction from the rehabilitation asset may not exceed the carrying amount of that asset. If it does, any excess over the carrying value is taken immediately to income.

Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company assesses whether the contract involves the use of an identified asset, whether the right to obtain substantially all of the economic benefits from use of the asset during the term of the arrangement exists, and if the Company has the right to direct the use of the asset. At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative standalone prices.

As a lessee, the Company recognizes a right-of-use asset and a lease liability at the commencement date of a lease. The right of-use asset is initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any decommissioning and restoration costs, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the lease term, or the end of the useful life of the asset. In addition, the right-of-use asset may be reduced due to impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

A lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by the interest rate implicit in the lease, or if that rate cannot be readily determined, the incremental borrowing rate. Lease payments included in the measurement of the lease liability are comprised of:

●	fixed payments, including in-substance fixed payments, less any lease incentives receivable;
●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
●	amounts expected to be payable under a residual value guarantee;
●	exercise prices of purchase options if the Company is reasonably certain to exercise that option; and
●	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, or if there is a change in the estimate or assessment of the expected amount payable under a residual value guarantee, purchase, extension or termination option. Variable lease payments not included in the initial measurement of the lease liability are charged directly to profit or loss.

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The lease payments associated with these leases are charged directly to profit or loss on a straight-line basis over the lease term.

Financial instruments

(a) Financial assets

Financial assets are initially recorded at fair value and after initial recognition are either measured at amortized cost or at fair value, as fair value through profit or loss (“FVTPL”) or at fair value through other comprehensive income (“FVOCI”) as either certain debt instruments or certain equity instruments. Financial assets classified as FVTPL are measured at fair value with unrealized gains and losses recognized through operations.

Financial assets are classified and subsequently measured at amortized cost based on meeting the following criteria of (i) hold to collect business model test – the asset being held within a business model whose objective is to hold the financial asset in order to collect contractual cash flows and (ii) solely payments of principal and interest (“SPPI”) contractual cash flow characteristics test – the contractual terms of the financial asset give rise to cash flow that are SPPI on the principal amount outstanding on a specified date.

Transactions costs associated with FVTPL financial assets are expensed as incurred, while transaction costs associated with all other financial assets are included in the initial carrying amount of the asset.

(b) Financial liabilities

All financial liabilities are initially recorded at fair value and designated upon inception as either at amortized cost or at FVTPL. Financial liabilities are measured at amortized cost unless either the financial liability is held for trading and is therefore measured at FVTPL, or the Company elects to measure the financial liability at FVTPL.

(c) Classification

The Company has classified financial assets and liabilities as follows:

Asset / Liability	Category / Measurement
Cash	Amortized cost
Trade receivables	Amortized cost
Trade receivables related to provisional pricing	FVTPL
Other assets (including deposits)	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Warrant liabilities	FVTPL
Derivative liabilities	FVTPL
Long-term debt	Amortized cost

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

(d) Compound financial instruments

The Company evaluates the terms of its financial instruments to determine whether they are compound financial instruments containing a liability and equity component. Such components are classified separately by their nature as either financial liabilities or equity instruments. The initial carrying amounts of the financial liability component of a compound financial instrument is recognized at the fair value of a similar financial liability that does not have an equity component and the residual value is allocated to equity component. Transaction costs related to compound financial instruments are allocated between liability and equity components in proportion to their initial carrying amounts. Liability components are subsequently measured at amortized cost using the effective interest method. Equity components are not re-measured subsequent to initial recognition. On conversion or expiry, the equity component is transferred to share capital or contributed surplus as applicable.

(e) Derivative financial instruments

The Company holds derivative financial instruments to mitigate risks related to changes in commodity prices or to change the interest rates of its loans and borrowings. Embedded derivatives are separated from the host contract and accounted for separately if certain criteria are met.

Derivatives are initially recognized at their fair value and the attributable transaction costs are recognized in profit or loss when incurred. After initial recognition, derivatives are measured at fair value and their changes are recorded in profit or loss.

(f) Embedded derivatives

Derivatives may be embedded in other financial instruments (the “host instrument”). Embedded derivatives are treated as separate derivatives when their economic characteristics and risks are not clearly and closely related to those of the host instrument, the terms of the embedded derivative are the same as those of a stand-alone derivative, and the combined contract is not held for trading or designated at fair value. These embedded derivatives are measured at fair value with subsequent changes recognized in gains or losses on derivative instruments in the statement of operations and comprehensive loss.

Impairment of assets

(a) Financial assets

The Company recognizes an allowance for expected credit losses (“ECLs”) for financial instruments not held at fair value through profit or loss. Expected losses are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a “12-month ECL”). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a “lifetime ECL”).

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

For trade receivables (not subject to provisional pricing) and other receivables due in less than 12 months, the Company applies the simplified approach in calculating expected credit losses, as permitted by IFRS 9 Financial Instruments. Therefore, the Company does not track changes in credit risk, but instead, recognizes a loss allowance based on the financial asset’s lifetime expected credit loss at each reporting date.

The Company considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Company. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows and usually occurs when past due for more than one year and not subject to enforcement activity.

At each reporting date, the Company assesses whether financial assets carried at amortized cost are credit-impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

(b) Non-financial assets

At each reporting date, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is an indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). For purposes of impairment testing, assets are grouped at the lowest levels that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”).

The recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value less costs to sell is the amount obtainable from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties, less the costs of disposal.

If the recoverable amount of an asset (or cash-generating unit (“CGU”)) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment charge is reversed through profit or loss only to the extent that the asset or cash generating unit’s carrying amount does not exceed the carrying amount that would have been determined, net of any applicable depreciation, if no impairment loss had been recognized.

Share capital

Common shares are classified as shareholders’ equity. Incremental costs directly attributable to the issuance of common shares are recognized as a deduction from equity. Common shares issued for consideration other than cash, are valued based on their market value at the date the shares are issued.

The Company uses the “fixed for fixed” criteria per International Accounting Standard (“IAS”) 32 Financial Instruments: Presentation with respect to the measurement of shares and warrants issued as private placement units (“Units”). Units issued that pass the “fixed for fixed” criteria are accounted for as an equity instrument using relative value and those that do not are accounted for as a derivative financial liability per IAS 32.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

The Company issues Chess Depository Interests (“CDIs”) on the ASX. Each CDI represents a unit of beneficial interest which can be exchanged for one common share of the Company any time.

The common shares and the Company’s Common Share purchase warrants, incentive stock options, RSUs and CDIs are classified as equity instruments.

Revenue recognition

The Company is principally engaged in the business of producing WO3 Concentrate.

Revenue from contracts with customers is recognized when control of the goods or services is transferred to the customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

The Company has concluded that it is the principal in its revenue contracts because it typically controls the goods or services before transferring them to the customer.

For most WO3 Concentrate sales, the enforceable contract is a long-term supply agreement. For the remaining WO3 Concentrate sales, the enforceable contract is each purchase order, which is an individual, short-term contract.

Revenue from the sale of WO3 Concentrate is recognized when control has been transferred to the purchaser. The significant risks and rewards of ownership are deemed to be transferred to the purchaser generally when product is physically transferred to the customer.

Income taxes

Current income tax assets and liabilities are estimated as the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where Almonty and its subsidiaries operate and generates taxable income. Current income tax is recognized in profit or loss except for income taxes relating to items recognized directly in other comprehensive income or equity, in which case the related current tax is also recognized in other comprehensive income or equity. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions, where appropriate.

Deferred income tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred income tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the tax laws that have been enacted or substantively enacted by the reporting date. Deferred income tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity. Deferred income tax is not recognized for the initial recognition of assets or liabilities in a transaction that is not a business combination and that effects neither accounting nor taxable income or loss, differences related to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future and taxable differences arising from the initial recognition of goodwill.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

A deferred income tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred income tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Income (loss) per share

Income (loss) per share is based on the weighted average number of common shares outstanding for the period.

Diluted income (loss) per common share is calculated by adjusting the weighted average number of common shares outstanding for the effect of conversion of all potentially dilutive common share equivalents, such as stock options and warrants, and assumes that the receipt of proceeds upon exercise of the options are used to repurchase common shares at the average market price during the period. The net effect of the common shares issued less the common shares assumed to be repurchased is added to the basic weighted average common shares outstanding. For convertible instruments, the common shares to be included in the diluted per common share calculation assumes that the instrument is converted at the beginning of the period (or the issue date if later). The profit or loss attributable to common shareholders is adjusted to eliminate related interest costs recognized in profit or loss for the period.

In a period when the Company reports a loss, the effect of potential issuances of common shares under options and warrants outstanding would be anti-dilutive and, therefore basic and diluted loss and comprehensive per common share are the same.

Employee benefits

Short-term employee benefit obligations are recognized as personnel expenses as the corresponding service is provided. Liabilities are recognized at the amount that is expected to be paid if the Company has a present legal or constructive obligation to pay that amount based on past services rendered by the employee, and the obligation can be estimated reliably.

Share-based payment transactions

Employees, directors and service providers of the Company may receive a portion of their compensation in the form of share-based payments.

Share-based payments to non-employees are recognized based on the fair value of the services received. If the fair value of the goods or services received cannot be reliably estimated, share-based payments are measured based on the fair value of the equity instruments. Share-based payments to employees are recognized based on the fair value of the equity instruments issued.

The cost of share-based payments is measured by reference to the fair value of the equity instrument at the date on which they are granted and are recognized, together with a corresponding increase in contributed surplus, over the period in which the performance and/or service conditions are fulfilled which typically is the date on which the relevant employees become fully entitled to the award (vesting period). The cumulative expense recognized reflects the Company’s best estimate of the number of equity instruments that will ultimately vest. No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether or not the market condition is satisfied provided that all other performance or service conditions are satisfied.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

Restricted share unit transactions

Restricted share units (“RSU’s”) entitle certain employees to receive common shares of the Company at the end of the applicable vesting period, which is usually three years in length. The fair value of the RSUs granted is measured based on the market value at the grant date.

Acquisitions, business combinations and goodwill

At the time of acquisition, the Company determines whether what is acquired meets the definition of a business, in which case, the transaction is considered a business combination, and otherwise it is recorded as an asset acquisition.

For an asset acquisition, the fair value of the consideration paid is allocated to the net identifiable assets and liabilities acquired based on their relative fair values at the acquisition date. Acquisition related costs are included in the consideration paid and capitalized. No goodwill is recorded and no deferred tax asset or liability arising from the assets acquired or liabilities assumed are recognized upon the acquisition of the assets.

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, measured at the acquisition date fair value, and the amount of any non-controlling interest acquired. The Company measures the non-controlling interest in the acquiree either at fair value or at the proportionate share of the acquiree’s identifiable net assets which is determined on a transaction-by-transaction basis. Acquisition costs incurred are expensed and included in general and administrative expenses.

Any contingent consideration is recognized at fair value at the acquisition date. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not re-measured and settlement is accounted for within equity. Otherwise, other contingent consideration is re-measured at fair value at each reporting date and changes in the fair value of the contingent consideration are recognized in profit or loss.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interest over the fair value of the net identifiable assets acquired and liabilities assumed. If this consideration is lower than the fair value of the net identifiable assets of the subsidiary acquired, the difference is recognized in profit or loss.

Adoption of new accounting standards

(a) New standards issued and not yet effective

Below are new standards, amendments to existing standards and interpretations that have been issued and are not yet effective. The Company plans to apply the new standards or interpretations in the annual period for which they are effective.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

IFRS 18: Presentation and Disclosure in Financial Statements

In April 2024, the IASB published its new standard IFRS 18 Presentation and Disclosures in Financial Statements that will replace IAS 1 Presentation of Financial Statements which sets out presentation and base disclosure requirements for financial statements. The changes, which mostly affect the statement of operations and comprehensive loss, include the introduction of categories and defined subtotals to allow better comparison between entities. Along with the introduction of the requirement to improve aggregation and disaggregation of line items presented on the primary financial statements, that aim at additional relevant information and ensure that material information is not obscured. Companies will also have to disclosure information on Management-defined Performance Measures in the notes to the financial statements. The amendments apply for annual reporting periods beginning on or after January 1, 2027, and are applied retrospectively. The Company is currently evaluation the impact of the new standard on its consolidated financial statements.

Other accounting standards or amendments to existing accounting standards that have been issued but have future effective dates have been assessed by the Company and are not expected to have any impact on the Company’s consolidated financial statements. The Company has not early adopted these standards.